CONSOLIDATED VARIABLE INTEREST ENTITIES	12 Months Ended
Dec. 31, 2017
CONSOLIDATED VARIABLE INTEREST ENTITIES [Abstract]
CONSOLIDATED VARIABLE INTEREST ENTITIES
CONSOLIDATED VARIABLE INTEREST ENTITIES

As at December 31, 2017, the Company's consolidated financial statements included 21 variable interest entities, all of which are wholly-owned subsidiaries. These subsidiaries own vessels with existing charters during which related and third parties have fixed price options to purchase the respective vessels, at dates varying from April 2018 to July 2025. It has been determined that the Company is the primary beneficiary of these entities, as none of the purchase options are deemed to be at bargain prices and none of the charters include sales options.

At December 31, 2017, one of the consolidated variable interest entities has a vessel which is accounted for as a direct financing lease asset. The vessel had a carrying value of $2.9 million, unearned lease income of $1.4 million and estimated residual value of $1.8 million. The vessel had no outstanding loan balance as at December 31, 2017.

The other 20 fully consolidated variable interest entities own vessels which are accounted for as operating lease assets, with a total net book value at December 31, 2017, of $457.0 million. The outstanding loan balances in these entities amounted to a total of $187.7 million, of which the short-term portion was $13.9 million as at December 31, 2017.